                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-85014


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                          POLARIS II DATED MAY 1, 2007
                      POLARIS CHOICE III DATED MAY 1, 2007

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                        FS VARIABLE ANNUITY ACCOUNT FIVE
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                        SEASONS ELITE DATED JULY 30, 2007
                      SEASONS SELECT II DATED JULY 30, 2007

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With respect to the optional MarketLock For Life Plus feature, the maximum and minimum age range for the Covered Person(s) has changed. The following replaces the tables under the heading "When and how may I elect MarketLock For Life Plus?" in the "MarketLock For Life Plus" section of the prospectus:

IF YOU ELECT ONE COVERED PERSON:

--------------------------------------------------------------------------------
                                                     COVERED PERSON
                                            ------------------------------------
                                            MINIMUM AGE          MAXIMUM AGE (1)
--------------------------------------------------------------------------------
             One Owner                           50                    80
--------------------------------------------------------------------------------
           Joint Owners
(based on the age of the older Owner)            50                    80
--------------------------------------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------------------------------------
                                                    COVERED PERSON #1                       COVERED PERSON #2
                                             -------------------------------------------------------------------------
                                             MINIMUM AGE       MAXIMUM AGE (1)       MINIMUM AGE       MAXIMUM AGE (1)
----------------------------------------------------------------------------------------------------------------------
           NON-QUALIFIED:                         50                80                    50                85
            Joint Owners
----------------------------------------------------------------------------------------------------------------------
           NON-QUALIFIED:
 One Owner with Spousal Beneficiary               50                80                    50               N/A (2)
----------------------------------------------------------------------------------------------------------------------
             QUALIFIED:
 One Owner with Spousal Beneficiary               50                80                    50               N/A (2)
----------------------------------------------------------------------------------------------------------------------

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



                Please keep this Supplement with your Prospectus


Dated:  November 19, 2007


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